Shareholder Fees - MFS® Total Return Portfolio	Apr. 30, 2021 USD ($)
Class A
Shareholder Fees:
Shareholder Fee, Other	none
Class B
Shareholder Fees:
Shareholder Fee, Other	none
Class E
Shareholder Fees:
Shareholder Fee, Other	none
Class F
Shareholder Fees:
Shareholder Fee, Other	none